Long-term related party payable and interest expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total interest bearing debt	$ 1,292.7	$ 1,330.5
Less: current portion	(235.6)	(180.9)
Long-term portion of interest bearing debt	1,057.1	1,149.6
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	235.6
2014	517.7
2015	139.2
2016	340.1
2017 and thereafter	60.1
Total interest bearing debt	1,292.7	1,330.5
$1,500 Credit Facility [Member]
Debt Instrument [Line Items]
Total interest bearing debt	572.6	654.3
Debt, face amount	1,500.0
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR (in hundredths)	3.25%
Maturity period of debt	5 years
Maturity date of debt	Jun. 30, 2014
Payment due for the first two installments	12.7
Quarterly principal repayments	27.3
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	572.6	654.3
$1,500 Credit Facility [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Assets pledged	1,100
Payment due at maturity of debt	409.0
$1,500 Credit Facility [Member] | Seadrill Limited [Member]
Debt Instrument [Line Items]
Assets pledged	1,733
Payment due at maturity of debt	662.0
$1,200 Term Loan [Member]
Debt Instrument [Line Items]
Total interest bearing debt	111.1	126.2
Debt, face amount	1,200.0
Number of ultra deepwater semi submersible drilling rig	1
Number of ultra deepwater drillship (West Gemini)	1
Number of tender rig (West Vencedor)	1
Variable rate basis on debt issuance	LIBOR
Long-term Debt, Gross	867.0	1,000.0
Interest rate added to LIBOR (in hundredths)	2.25%
Maturity period of debt	5 years
Maturity date of debt	Dec. 31, 2015
Quarterly principal repayments	4.2
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	111.1	126.2
$1,200 Term Loan [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Assets pledged	189
Payment due at maturity of debt	71.5
$1,200 Term Loan [Member] | Seadrill Limited [Member]
Debt Instrument [Line Items]
Assets pledged	1,477
Payment due at maturity of debt	566.7
$1,200 Term Loan [Member] | West Vencedor [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		111.0
$550 Credit Facility [Member]
Debt Instrument [Line Items]
Total interest bearing debt	508.5	550.0
Debt, face amount	550.0
Assets pledged	809
Variable rate basis on debt issuance	LIBOR
Quarterly principal repayments	13.8
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	508.5	550.0
$550 Credit Facility [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Payment due at maturity of debt	275.0
Percentage of amount due at maturity of debt relates to entity (in hundredths)	100.00%
$550 Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate added to LIBOR (in hundredths)	1.50%
$550 Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate added to LIBOR (in hundredths)	2.25%
$440 Credit Facility [Member]
Debt Instrument [Line Items]
Total interest bearing debt	100.5	0
Debt, face amount	440.0
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR (in hundredths)	3.25%
Maturity date of debt	Dec. 31, 2017
Payment due at maturity of debt	60.1
Long-term Debt, Fiscal Year Maturity [Abstract]
Total interest bearing debt	100.5	0
$440 Credit Facility [Member] | Seadrill Partners LLC [Member]
Debt Instrument [Line Items]
Percentage of amount due at maturity of debt relates to entity (in hundredths)	100.00%
$440 Credit Facility [Member] | T15 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	100.5
$300 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Variable rate basis on debt issuance	LIBOR
Interest rate added to LIBOR (in hundredths)	5.00%
Maturity period of debt	5 years
Line of credit facility, maximum borrowing capacity	300
Commitment fee (in hundredths)	2.00%
Bank Loans [Member]
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 155
Debt covenant, EBITDA to interest expense ratio	2.5:1
Debt covenant, current assets to current liabilities ratio	1:1
Debt covenant, percentage of shares in listed companies owned (in hundredths)	20.00%
Equity ratio (in hundredths)	30.00%
Debt covenant, net debt to EBITDA	4.5:1